RIGHT-OF-USE ASSETS - Right-of use assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of use assets
Lease incremental borrowing rate	12.00%
Cost
Right-of use assets
Balance at beginning	$ 85,532	$ 0
Additions	141,633	85,532
Balance at end	227,165	85,532
Accumulated Depreciation
Right-of use assets
Balance at beginning	31,497	0
Depreciation	98,410	31,497
Balance at end	129,907	31,497
Carrying Amount
Right-of use assets
Balance at beginning	54,035
Balance at end	$ 97,258	$ 54,035